Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Fixed income securities Recorded Value		$ 1,643
Amortized Cost, Total		3,557	$ 3,348
Total Unrealized Gains		2,046	1,662
Total Unrealized Losses	[1]	(23)	(72)
Recorded Value, Total		5,580	4,938	[2]
Fair value of securities in an unrealized loss position		405	833
Net assets related to pending sales and purchases of securities		4
Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Recorded Value		800
Amortized Cost, Total		1,659	1,643
Total Unrealized Gains		943	760
Total Unrealized Losses	[3]	(11)	(34)
Recorded Value, Total		2,591	2,369	[4]
Fair value of securities in an unrealized loss position		178	404
Net assets related to pending sales and purchases of securities		7	6
Fixed Income
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[5]	6	4
Cash equivalents and other Recorded Value	[5]	6	4
Common/collective trust funds | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	72	76
Fixed income securities Recorded Value	[6]	72	76
Common/collective trust funds | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	48	51
Fixed income securities Recorded Value	[6]	48	51
Corporate debt instruments | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	457	435
Fixed income securities Total Unrealized Gains	[6]	15	5
Fixed income securities Total Unrealized Losses	[6]	(2)	(9)
Fixed income securities Recorded Value	[6]	470	431
Corporate debt instruments | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	227	224
Fixed income securities Total Unrealized Gains	[6]	7	2
Fixed income securities Total Unrealized Losses	[6]	(1)	(5)
Fixed income securities Recorded Value	[6]	233	221
Government Securities | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	1,076	1,092
Fixed income securities Total Unrealized Gains	[6]	29	17
Fixed income securities Total Unrealized Losses	[6]	(4)	(12)
Fixed income securities Recorded Value	[6]	1,101	1,097
Government Securities | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	506	504
Fixed income securities Total Unrealized Gains	[6]	14	7
Fixed income securities Total Unrealized Losses	[6]	(1)	(5)
Fixed income securities Recorded Value	[6]	519	506
Equity securities: | U.S.
Investment Holdings [Line Items]
Equity securities Amortized Cost	[7]	1,747	1,741
Equity securities Total Unrealized Gains	[7]	2,002	1,640
Equity securities Total Unrealized Losses	[7]	(17)	(51)
Equity securities Recorded Value	[7]	3,732	3,330
Equity securities: | U.S. | Virginia Electric and Power Company
Investment Holdings [Line Items]
Equity securities Amortized Cost	[7]	871	858
Equity securities Total Unrealized Gains	[7]	922	751
Equity securities Total Unrealized Losses	[7]	(9)	(24)
Equity securities Recorded Value	[7]	1,784	1,585
Insurance Contracts
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total		199
Fixed income securities Recorded Value		199
Cash Equivalents and Other | Virginia Electric and Power Company
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[8]	7	6
Cash equivalents and other Recorded Value	[8]	$ 7	$ 6

[1]	The fair value of securities in an unrealized loss position was $405 million and $833 million at March 31, 2019 and December 31, 2018, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The fair value of securities in an unrealized loss position was $178 million and $404 million at March 31, 2019 and December 31, 2018, respectively.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	Includes pending sales of securities of $4 million at March 31, 2019.
[6]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
[7]	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
[8]	Includes pending sales of securities of $7 million and $6 million at March 31, 2019 and December 31, 2018, respectively.